8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

For the year ended December 31, 2019

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 163,766	$ Nil	$ Nil	$ Nil	$ 53,482	$ Nil	$ 217,248
Paul L. Nelles (c)Director	$ 8,070	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 8,070
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 5,530	$ 5,530

For the year ended December 31, 2018

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 253,968	$ Nil	$ Nil	$ Nil	$ 61,430	$11,505	$ 326,903
Winnie WongChief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$9,588	$ 9,588
Paul L. Nelles (c)Director	$ 19,950	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 27,620
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Mark T. BrownDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$9,588	$ 9,588
Paul DircksenDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Ross StringerDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Adriano Barros (d)	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$5,369	$ 5,369

For the year ended December 31, 2017

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 265,828	$ Nil	$ Nil	$ Nil	$ 53,262	$ 16,880	$ 335,970
Winnie WongChief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,660	$ 12,660
Paul L. Nelles (c)Director	$ 19,100	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 23,320
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Mark T. BrownDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,660	$ 12,660
Paul DircksenDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Ross StringerDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Adriano Barros (d)	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 16,880	$ 16,880